Commitments and Contingencies - Summary of Operating Lease Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023
Commitments and Contingencies.
Operating lease costs	$ 100	$ 200
Right-of-use asset	$ 264	$ 400
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent
Current operating lease liability	$ 142	$ 139
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Compensation And Non-financing Liabilities	Accrued Compensation And Non-financing Liabilities
Non-current operating lease liability	$ 141	$ 283
Total operating lease liability	$ 283	$ 422